Shareholder Report, Holdings (Details) - C000126665	May 31, 2026
Top10HoldingU.S. Treasury BondsBNY-912810UL0
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Top10HoldingUnitedHealth GroupBNY-91324PES7
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Top10HoldingAT&TBNY-00206RMN9
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Top10HoldingOracleBNY-68389XCK9
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Top10HoldingUnited Mexican StatesBNY-91087BAZ3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Top10HoldingGoldman Sachs GroupBNY-38141GB78
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Top10HoldingCVS HealthBNY-126650CZ1
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Top10HoldingJPMorgan ChaseBNY-46625HJM3
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Top10HoldingVerizon CommunicationsBNY-92343VGB4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Top10HoldingWells FargoBNY-95000U2Q5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Other0BNY-3137H5DP9
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
0BNY-125523AK6
Holdings [Line Items]
Percent of Net Asset Value	83.90%
0BNY-626207YM0
Holdings [Line Items]
Percent of Net Asset Value	6.00%
0BNY-91087BAZ3
Holdings [Line Items]
Percent of Net Asset Value	5.50%
0BNY-912810UL0
Holdings [Line Items]
Percent of Net Asset Value	2.70%
0BNY-76105YYY9
Holdings [Line Items]
Percent of Net Asset Value	1.70%
0BNY-3137H5DP9
Holdings [Line Items]
Percent of Net Asset Value	0.40%